Properties And Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Properties And Equipment [Abstract]
Schedule Of Properties And Equipment

	December 31,
	2016	2015
Land	$7,098	$5,365
Buildings and building improvements	79,814	64,440
Transportation equipment	33,895	31,077
Machinery and equipment	89,346	83,293
Computer software	45,079	45,414
Furniture and fixtures	71,781	71,894
Projects under development	5,579	16,981
Total properties and equipment	332,592	318,464
Less accumulated depreciation	(211,290)	(201,094)
Net properties and equipment	$121,302	$117,370